FRANKLIN GOLD & PRECIOUS METALS FUND

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

June 1, 2022

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:      Franklin Gold & Precious Metals Fund (CIK#000083293)

            File No. 811-01700

Ladies and Gentlemen:

On behalf of the above-referenced Trust submitted herewith under the EDGAR system, please find Amended Form N-CEN for the period ended July 31, 2019.

The amended form is being filed to amend Item G.1.a.iii of the Form N-CEN on behalf of Franklin Gold & Precious Metals Fund to add the signature to the independent public accountant’s report on internal control. There were no other changes to the Form N-CEN that was filed on October 11, 2019 (accession number 0001752724-19-141954).

Please direct any inquiries to Jeffrey W. White at (916) 463-4396.

Sincerely,

/s/ Jeffrey W. White

Jeffrey W. White

Assistant Treasurer